Morgan Stanley Select Municipal Reinvestment Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001

Dear Shareholder:

The U.S. economy weakened significantly during the year ended December 31, 2001. The terrorist attacks on September 11 accentuated the decline in business and consumer activity. Almost immediately after the attacks, many companies, led by the airlines and many other companies, announced major layoffs. The unemployment rate jumped from 4.9 to 5.8 percent between September and December. The largest job loss in 20 years was reported in October. In December, the National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

The Federal Reserve Board responded to the attacks by lowering short-term interest rates by 50 basis points each in September, October and November. Subsequently, the Fed cut rates another 25 basis points in December. This cut, the eleventh in 2001, brought the federal funds rate to 1.75 percent, its lowest level since 1961. These monetary actions appear to have laid the groundwork for an economic recovery.

Within the fixed-income markets, yields on short maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. On October 31, the Treasury stunned the securities markets by announcing the cessation of the 30-year bond auction. The long end of the market promptly responded with an unprecedented rally that lowered interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on the perception that the economy would begin to recover sooner than previously anticipated.

Municipal Market Conditions
Over the past 12 months changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.27 percent in December 2000, fell to 5.04 percent by October 2001. Expectation of economic recovery caused bond prices to decline and the index retreated to 5.36 percent at the end of the year.

The ratio of municipal yields to U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year U.S. Treasuries fell from 97 percent in December 2000 to 94 percent at the end of August. However, following
September 11 and the Treasury announcement, the ratio jumped to 104 percent in October before falling back to 98 percent at the end of December. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October before falling back to 90 percent in December.

Morgan Stanley Select Municipal Reinvestment Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

The change in the slope of the yield curve was a major force in the fixed-income markets for the past year. Since the Fed started lowering short-term rates aggressively in January, the municipal yield curve between one and 30-year maturities steepened from 125 to 350 basis points.

Lower interest rates also led to a rebound in new-issue volume. During 2001, underwriting surged 43 percent, to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1992-2001

              INSURED            U.S.         INSURED MUNICIPAL YIELDS/
          MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/91             6.60%            7.39%                        89.31%
3/31/92              6.75%            7.96%                        84.80%
6/30/92              6.40%            7.77%                        82.37%
9/30/92              6.40%            7.38%                        86.72%
12/31/92             6.30%            7.39%                        85.25%
3/31/93              6.00%            6.92%                        86.71%
6/30/93              5.65%            6.67%                        84.71%
9/30/93              5.35%            6.02%                        88.90%
12/31/93             5.40%            6.34%                        85.17%
3/31/94              6.40%            7.09%                        90.27%
6/30/94              6.50%            7.61%                        85.41%
9/30/94              6.55%            7.81%                        83.87%
12/30/94             6.75%            7.88%                        85.66%
3/31/95              6.15%            7.43%                        82.77%
6/30/95              6.10%            6.62%                        92.15%
9/29/95              5.95%            6.48%                        91.82%
12/29/95             5.35%            5.94%                        90.07%
3/29/96              5.85%            6.66%                        87.84%
6/28/96              5.90%            6.89%                        85.63%
9/30/96              5.70%            6.93%                        82.25%
12/31/96             5.60%            6.63%                        84.46%
3/31/97              5.90%            7.10%                        83.10%
6/30/97              5.60%            6.78%                        82.60%
9/30/97              5.40%            6.40%                        84.38%
12/31/97             5.15%            5.92%                        86.99%
3/31/98              5.25%            5.93%                        88.53%
6/30/98              5.20%            5.65%                        92.04%
9/30/98              4.95%            5.00%                        99.00%
12/31/98             5.05%            5.10%                        99.02%
3/31/99              5.15%            5.63%                        91.47%
6/30/99              5.47%            5.96%                        91.78%
9/30/99              5.83%            6.05%                        96.36%
12/31/99             5.97%            6.48%                        92.13%
3/31/00              5.82%            5.83%                        99.83%
6/30/00              5.84%            5.90%                        98.98%
9/30/00              5.74%            5.89%                        97.45%
12/31/00             5.27%            5.46%                        96.52%
3/31/01              5.26%            5.44%                        96.69%
6/30/01              5.35%            5.76%                        92.88%
9/30/01              5.20%            5.42%                        95.94%
12/31/01             5.36%            5.47%                        97.99%

Source: Municipal Market Data A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
For the 12-month period ended December 31, 2001, Morgan Stanley Select Municipal Reinvestment Fund returned 3.52 percent . During the same time period, the Lehman Brothers Municipal Bond Index returned 5.13 percent. The index is more heavily weighted with short and intermediate securities and does not include expenses. Total return figures assume the reinvestment of all dividends and distributions. The accompanying chart compares the Fund's performance to that of the broader Lehman Index.

Morgan Stanley Select Municipal Reinvestment Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

Portfolio Structure
The Fund's net assets of $75 million were diversified among 12 long-term sectors and 39 credits. The Fund maintained its high credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. More than 80 percent of the long-term portfolio is rated AA or better. At the end of December, the portfolio's average maturity was 16 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 7.9 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead
As the year came to a close there were clear signs that the financial markets and economy would enter 2002 with brighter prospects. An array of leading indicators suggest the economic trough could occur sooner than previously forecast. The relationship between high grade tax-exempts and U.S. Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Select Municipal Reinvestment Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2001
(% OF NET ASSETS)

GENERAL OBLIGATION  22%
WATER & SEWER       18%
TRANSPORTATION      16%
EDUCATION            8%
ELECTRIC             8%
IDR/PCR*             6%
HOSPITAL             5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2001
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA  63%
Aa or AA    21%
A or A      16%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

1-5 YEARS    10.4%
5-10 YEARS   17.1%
10-20 YEARS  32.9%
20-30 YEARS  37.1%
30 + YEARS    2.5%

WEIGHTED AVERAGE MATURITY: 16 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Select Municipal Reinvestment Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

                      Call and Cost (Book) Yield Structure
                         (Based on Long-Term Portfolio)
                               December 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS YEARS BONDS CALLABLE

2002   12%
2003    6%
2004    0%
2005    9%
2006   10%
2007    0%
2008   14%
2009   12%
2010    5%
2011   25%
2012+   7%

COST (BOOK) YIELD*
WEIGHTED AVERAGE BOOK YIELD: 7.0%

2002   7.2%
2003   6.5%
2004   0.0%
2005   5.9%
2006   7.4%
2007   0.0%
2008   5.2%
2009   5.3%
2010   5.5%
2011   5.2%
2012+  5.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.2% ON 12% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Select Municipal Reinvestment Fund
FUND PERFORMANCE / / DECEMBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                  FUND     LEHMAN(3)
December 1991     $10,000    $10,000
December 1992     $10,888    $10,882
December 1993     $12,194    $12,218
December 1994     $11,465    $11,587
December 1995     $13,299    $13,609
December 1996     $13,771    $14,212
December 1997     $14,864    $15,518
December 1998     $15,677    $16,524
December 1999     $15,038    $16,184
December 2000     $16,830    $18,075
December 2001  $17,422(2)    $19,001

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

    Average Annual Total Returns
------------------------------------
Period Ended 12/31/01
------------------------------------
1 Year                      3.52%(1)
5 Years                     4.82%(1)
10 Years                    5.71%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE IS NO SALES CHARGE.
(2)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2001.
(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS
     SERVICE, INC. OR STANDARD POOR'S CORPORATION, RESPECTIVELY, AND WITH MATURITIES OF 2 YEARS OR GREATER. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

PRINCIPAL
AMOUNT IN                                  COUPON  MATURITY
THOUSANDS                                   RATE     DATE         VALUE

----------------------------------------------------------------------------

           Tax-Exempt Municipal Bonds (93.6%)
           GENERAL OBLIGATION (22.0%)
 $ 5,000   North Slope Borough, Alaska,
            Ser 2000 B (MBIA)............   0.00%  06/30/09   $    3,523,850
   2,000   Los Angeles Unified School
            District, California, 1997
            Ser B (FGIC).................   5.00   07/01/23        1,974,060
   1,000   Florida Board of Education,
            Capital Outlay Refg Ser 1999
            B (MBIA).....................   4.50   06/01/24          883,530
   2,000   Chicago, Illinois, Refg 2001 A
            (MBIA).......................   0.00   01/01/17        1,226,460
   1,000   Chicago Board of Education,
            Illinois, Ser 2001 C (FSA)...   5.50   12/01/18        1,025,300
     825   New York City, New York, 1990
            Ser D........................   6.00   08/01/07          828,548
   2,000   Little Miami Local School
            District, Ohio, Ser 1998
            (FGIC).......................  4.875   12/01/23        1,890,740
   2,000   Pennsylvania, First Ser 1995
            (FGIC).......................   5.50   05/01/12        2,085,100
   1,000   Shelby County, Tennessee, Refg
            1995 Ser A...................  5.625   04/01/12        1,068,200
   2,000   Aldine Independent School
            District, Texas, Bldg & Refg
            Ser 2001 (PSF)...............   5.00   02/15/26        1,895,020
 -------                                                      --------------
  18,825                                                          16,400,808
 -------                                                      --------------
           EDUCATIONAL FACILITIES REVENUE (8.0%)
   2,000   District of Columbia,
            Georgetown University Ser
            1993.........................  5.375   04/01/23        1,956,460
   1,000   University of Idaho, Student
            Fee Ser H (FGIC).............   5.25   04/01/31          979,420
   1,000   Purdue University, Indiana,
            Student Fee Ser Q............   5.75   07/01/15        1,059,940
   2,000   New York State Dormitory
            Authority, State University
            Ser 1989 B...................   0.00   05/15/03        1,929,060
 -------                                                      --------------
   6,000                                                           5,924,880
 -------                                                      --------------
           ELECTRIC REVENUE (8.1%)
   2,000   South Carolina Public Service
            Authority, Santee Cooper
            1997 Refg Ser A (MBIA).......   5.00   01/01/29        1,897,880
   2,000   Seattle, Washington, Light &
            Power Ser 2001 (FSA).........   5.50   03/01/18        2,044,620
   3,000   Washington Public Power Supply
            System, Proj #2 Refg
            Ser 1994 A
            (FGIC).......................   0.00   07/01/09        2,111,220
 -------                                                      --------------
   7,000                                                           6,053,720
 -------                                                      --------------
           HOSPITAL REVENUE (5.2%)
   2,000   New Jersey Health Care
            Facilities Financing
            Authority, St Barnabas Health
            Refg Ser 1998 B (MBIA).......   5.25   07/01/18        2,015,580
   2,000   Greenville Hospital System,
            South Carolina, Ser 2001
            (Ambac)......................   5.00   05/01/31        1,885,540
 -------                                                      --------------
   4,000                                                           3,901,120
 -------                                                      --------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.8%)
     700   Connecticut Development
            Authority, Bridgeport
            Hydraulic Co Refg Ser 1990...   7.25   06/01/20          709,758
   1,000   Michigan Strategic Fund, Ford
            Motor Co Refg Ser 1991 A.....   7.10   02/01/06        1,085,930
   2,500   Ohio Water Development
            Authority, Dayton Power &
            Light Co Collateralized Refg
            1992 Ser A...................   6.40   08/15/27        2,554,850
 -------                                                      --------------
   4,200                                                           4,350,538
 -------                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON  MATURITY
THOUSANDS                                  RATE      DATE         VALUE

----------------------------------------------------------------------------

           MORTGAGE REVENUE - MULTI-FAMILY (2.0%)
 $ 1,415   Michigan Housing Development
            Authority, Rental 1992
            Ser A........................   6.60%  04/01/12   $    1,472,916
                                                              --------------

           MORTGAGE REVENUE - SINGLE FAMILY (1.3%)
     995   Alaska Housing Finance
            Corporation, Governmental
            1995 Ser A (MBIA)............  5.875   12/01/24        1,005,079
                                                              --------------

           PUBLIC FACILITIES REVENUE (1.4%)
   1,000   Jacksonville, Florida, Sales
            Tax Ser 2001 (Ambac).........   5.50   10/01/17        1,037,350
                                                              --------------

           RECREATIONAL FACILITIES REVENUE (3.1%)
   3,650   Metropolitan Football Stadium
            District, Colorado, Sales Tax
            Ser 1999 A (MBIA)............   0.00   01/01/11        2,354,688
                                                              --------------

           TRANSPORTATION FACILITIES REVENUE (16.1%)
   2,000   Lee County, Florida,
            Transportation Ser 1995
            (MBIA).......................   5.75   10/01/22        2,066,920
   2,000   Kansas Department of
            Transportation, Highway Refg
            Ser 1998.....................   5.50   09/01/14        2,149,900
   3,500   Kentucky Turnpike Authority,
            Resource Recovery Road
            1987 Ser A BIGS..............   8.50   07/01/06        4,175,360
   2,000   Puerto Rico Highway &
            Transportation Authority, Ser
            1998 A.......................   4.75   07/01/38        1,802,460
   2,000   Port of Seattle, Washington,
            Ser 2001 A (FGIC)............   5.00   04/01/31        1,877,280
 -------                                                      --------------
  11,500                                                          12,071,920
 -------                                                      --------------
           WATER & SEWER REVENUE (17.6%)
   2,000   San Francisco Public Utilities
            Commission, California, Water
            1996 Ser A...................   5.00   11/01/21        1,955,560
   2,000   Fulton County, Georgia,
            Water & Sewerage Ser 1998
            (FGIC).......................   4.75   01/01/28        1,827,300
   1,000   Winston-Salem, North Carolina,
            Water & Sewer Refg
            Ser 2001.....................   5.00   06/01/19          991,920
   1,000   Columbus, Ohio, Sewerage Refg
            Ser 1992.....................   6.25   06/01/08        1,036,690
           Metropolitan Gov't of Nashville & Davidson
            County, Tennessee,
   2,000   Refg 1986.....................   5.50   01/01/16        2,006,360
   2,000   Refg Ser 1998 A (FGIC)........   4.75   01/01/22        1,863,020
   2,100   Austin, Texas, Water &
            Wastewater Refg Ser 2001 A
            (FSA)........................   5.75   05/15/17        2,205,336
   1,300   Wichita Falls, Texas, Water &
            Sewer Ser 2001 (Ambac).......  5.375   08/01/24        1,299,766
 -------                                                      --------------
  13,400                                                          13,185,952
 -------                                                      --------------
           REFUNDED (3.0%)
   2,000   Massachusetts, 2000 Ser B.....   6.00   06/01/10+       2,237,600
                                                              --------------
           Total Tax-Exempt Municipal Bonds
            (COST $67,787,147)..............................      69,996,571
  73,985
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON  MATURITY
THOUSANDS                                  RATE      DATE         VALUE

----------------------------------------------------------------------------

           Short Term Tax-Exempt Municipal
           Obligations (5.1%)
 $ 3,000   Massachusetts Health &
            Educational Facilities
            Authority, Capital Assets Ser
            D & E (MBIA) (Demand
            01/02/02)....................   1.90%* 01/01/35   $    3,000,000
     400   Missouri Health & Educational
            Facilities Authority,
            Washington University Ser
            1996 D (Demand 01/02/02).....   1.90*  09/01/30          400,000
     100   Cuyahoga County, Ohio,
            University Hospital of
            Cleveland Ser 1985 (Demand
            01/02/02)....................   1.90*  01/01/26          100,000
     300   Lincoln County, Wyoming, Exxon
            Corp Ser 1984 C
            (Demand 01/02/02)............   1.80*  11/01/14          300,000
                                                              --------------
   3,800   Total Short Term Tax-Exempt Municipal Obligations
            (COST $3,800,000)...............................       3,800,000
                                                              --------------

         Total Investments
$77,785   (COST $71,587,147)(a)........       98.7%         73,796,571

         Other Assets In Excess Of
          Liabilities..................        1.3             976,216
                                             -----      --------------
         Net Assets....................      100.0%     $   74,772,787
                                             =====      ==============

---------------------

   BIGS BOND INCOME GROWTH SECURITY.
   PSF  TEXAS PERMANENT SCHOOL FUND GUARANTEE PROGRAM.
    *   CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
    +   PREREFUNDED TO CALL DATE SHOWN.
   (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES.
        THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,659,094 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $449,670, RESULTING IN NET UNREALIZED APPRECIATION OF $2,209,424.

BOND INSURANCE:
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alaska...................     6.1%
California...............     5.3
Colorado.................     3.1
Connecticut..............     0.9
District of Columbia.....     2.6
Florida..................     5.3
Georgia..................     2.4
Idaho....................     1.3
Illinios.................     3.0
Indiana..................     1.4
Kansas...................     2.9%
Kentucky.................     5.6
Massachusetts............     7.0
Michigan.................     3.4
Missouri.................     0.5
New Jersey...............     2.7
New York.................     3.7
North Carolina...........     1.4
Ohio.....................     7.5
Pennsylvania.............     2.8
Puerto Rico..............     2.4%
South Carolina...........     5.1
Tennessee................     6.6
Texas....................     7.2
Washington...............     8.1
Wyoming..................     0.4
                           ------

Total....................    98.7%
                           ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value (cost
 $71,587,147).....................................  $73,796,571
Cash..............................................      95,779
Interest receivable...............................   1,073,085
Prepaid expenses and other assets.................       6,708
                                                    ----------
    Total Assets..................................  74,972,143
                                                    ----------
Liabilities:
Payable for:
  Dividends and distributions to shareholders.....      60,266
  Shares of beneficial interest repurchased.......      56,106
  Investment management fee.......................      31,673
Accrued expenses..................................      51,311
                                                    ----------
    Total Liabilities.............................     199,356
                                                    ----------
    Net Assets....................................  $74,772,787
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $72,266,641
Net unrealized appreciation.......................   2,209,424
Accumulated undistributed net investment income...      65,895
Accumulated undistributed net realized gain.......     230,827
                                                    ----------
    Net Assets....................................  $74,772,787
                                                    ==========
Net Asset Value Per Share,
    6,337,207 shares outstanding
     (UNLIMITED SHARES AUTHORIZED OF $.01 PAR
     VALUE).......................................  $    11.80
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income:
Interest Income...................................  $4,110,656
                                                    ----------
Expenses
Investment management fee.........................     381,867
Transfer agent fees and expenses..................     165,648
Shareholder reports and notices...................      51,698
Professional fees.................................      48,670
Registration fees.................................      23,033
Trustees' fees and expenses.......................      11,566
Custodian fees....................................       4,543
Other.............................................       8,971
                                                    ----------
    Total Expenses................................     695,996

Less: expense offset..............................      (4,540)
                                                    ----------
    Net Expenses..................................     691,456
                                                    ----------
    Net Investment Income.........................   3,419,200
                                                    ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................     771,303
Net change in unrealized appreciation.............  (1,525,634)
                                                    ----------
    Net Loss......................................    (754,331)
                                                    ----------
Net Increase......................................  $2,664,869
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................     $ 3,419,200        $ 3,598,488
Net realized gain.......................         771,303            112,137
Net change in unrealized
 appreciation/depreciation..............      (1,525,634)         4,867,741
                                             -----------        -----------

    Net Increase........................       2,664,869          8,578,366
                                             -----------        -----------

Dividends and Distributions to
 Shareholders from:
Net investment income...................      (3,420,929)        (3,578,942)
Net realized gain*......................        (550,789)           (39,786)
                                             -----------        -----------
    Total Dividends and Distributions...      (3,971,718)        (3,618,728)
                                             -----------        -----------

Net decrease from transactions in shares
 of beneficial interest.................      (1,640,397)        (5,282,224)
                                             -----------        -----------

    Net Decrease........................      (2,947,246)          (322,586)
Net Assets:
Beginning of period.....................      77,720,033         78,042,619
                                             -----------        -----------
End of Period (Including undistributed
 net investment income of $65,895 and
 $19,546, respectively).................     $74,772,787        $77,720,033
                                             ===========        ===========
---------------------
* INCLUDES SHORT-TERM GAINS OF:              $    94,201        $        --
                                             ===========        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Select Municipal Reinvestment Fund (the "Fund"), formerly Morgan Stanley Dean Witter Select Municipal Reinvestment Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is offered exclusively to the holders of certain unit investment trusts as an investment option for reinvesting distributions received on units of their trusts. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Select Municipal Reinvestment Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 aggregated $17,825,554 and $22,521,233, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $5,400.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                     FOR THE YEAR              FOR THE YEAR
                                         ENDED                    ENDED
                                   DECEMBER 31, 2001        DECEMBER 31, 2000
                                -----------------------  ------------------------
                                 SHARES       AMOUNT       SHARES       AMOUNT
                                ---------  ------------  ----------  ------------
Sold..........................    556,970  $  6,712,952   1,085,717  $ 12,485,563
Reinvestment of dividends and
 distributions................    304,979     3,655,718     290,853     3,344,818
                                ---------  ------------  ----------  ------------
                                  861,949    10,368,670   1,376,570    15,830,381
Repurchased...................   (996,261)  (12,009,067) (1,840,386)  (21,112,605)
                                ---------  ------------  ----------  ------------
Net decrease..................   (134,312) $ (1,640,397)   (463,816) $ (5,282,224)
                                =========  ============  ==========  ============

Morgan Stanley Select Municipal Reinvestment Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

5. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Feceral Income Tax Status
As of December 31, 2001, the Fund had temporary book/tax differences attributable to book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $10,313.

7. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2001, the Fund held no positions in residual interest bonds.

8. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $58,391 increase in the cost of securities and a corresponding $58,391 increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $17,817; decrease unrealized appreciation by $7,504; and decrease net realized gains by $10,313. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley Select Municipal Reinvestment Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------
                              2001             2000             1999             1998             1997
                           -----------      -----------      -----------      -----------      -----------
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 12.01          $ 11.25          $ 12.27          $ 12.47          $ 12.14
                             -------          -------          -------          -------          -------
Income (loss) from
 investment operations:
  Net investment
   income................       0.54             0.54             0.53             0.56             0.58
  Net realized and
   unrealized gain
   (loss)................      (0.12)            0.77            (1.02)            0.10             0.35
                             -------          -------          -------          -------          -------
Total income (loss) from
 investment operations...       0.42             1.31            (0.49)            0.66             0.93
                             -------          -------          -------          -------          -------
Less dividends and
 distributions from:
  Net investment
   income................      (0.54)           (0.54)           (0.53)           (0.56)           (0.58)
  Net realized gain......      (0.09)           (0.01)           -                (0.30)           (0.02)
                             -------          -------          -------          -------          -------
Total dividends and
 distributions...........      (0.63)           (0.55)           (0.53)           (0.86)           (0.60)
                             -------          -------          -------          -------          -------

Net asset value, end of
 period..................    $ 11.80          $ 12.01          $ 11.25          $ 12.27          $ 12.47
                             =======          =======          =======          =======          =======
Total Return+............       3.52%           11.92%           (4.07)%           5.46%            7.94%
Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................       0.92%(1)         0.93%(1)         0.95%            0.91%(1)         0.95%(1)
Net investment income....       4.48%(2)         4.72%            4.49%            4.51%            4.78%
Supplemental Data:
Net assets, end of
 period, in thousands....    $74,773          $77,720          $78,043          $94,478          $94,255
Portfolio turnover
 rate....................         25%              12%               5%              31%               8%

---------------------

 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.03%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Municipal Reinvestment Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Select Municipal Reinvestment Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Select Municipal Reinvestment Fund (the "Fund"), formerly Morgan Stanley Dean Witter Select Municipal Reinvestment Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Select Municipal Reinvestment Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 8, 2002

                      2001 Federal Tax Notice (unaudited)

       During the year ended December 31, 2001 the Fund paid to its shareholders $0.54 per share from tax-exempt income.

       For the year ended December 31, 2001 the Fund paid to shareholders $0.07 per share from long-term capital gains.

Morgan Stanley Select Municipal Reinvestment Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                        Portfolios
                                           Office and                                                        in Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley Select Municipal Reinvestment Fund
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                        Portfolios
                                           Office and                                                       in Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Select Municipal Reinvestment Fund
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                  Number of
                                                      Term of                                                   Portfolios in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                   Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  -------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief             129
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Senior Adviser of Morgan Stanley (since             129
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley           129
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Select Municipal Reinvestment Fund
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
James F. Willison (58)               Vice President                       Since Inception of the Fund
1221 Avenue of the Americas
New York, New York
Joseph R. Arcieri (53)               Vice President                       Since February 1997
1221 Avenue of the Americas
New York, New York
Robert W. Wimmel (37)                Vice President                       Since February 2002
1 Parkview Plaza
Oakbrook Terrace, Illinois


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
James F. Willison (58)               Managing Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and/or its
New York, New York                   investment management affiliates for over 5
                                     years.
Joseph R. Arcieri (53)               Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and/or its
New York, New York                   investment management affiliates for over 5
                                     years.
Robert W. Wimmel (37)                Vice President and Portfolio Manager of the
1 Parkview Plaza                     Investment Manager and/or its investment
Oakbrook Terrace, Illinois           management affiliates for over 5 years.

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]

Morgan Stanley
Select Municipal
Reinvestment Fund

ANNUAL REPORT
DECEMBER 31, 2001